Dividends (Tables)	12 Months Ended
Sep. 30, 2022
Dividends
Schedule of dividends not recognised at year end

	Consolidated			Parent Entity
$m	2022	2021	2020	2022	2021
Dividends not recognised at year end
Since year end the Directors have proposed the following dividends:
Final dividend 64 cents per share (2021: 60 cents, 2020: 31 cents) all fully franked at 30%	2,241	2,201	1,120	2,241	2,201
Total dividends not recognised at year end	2,241	2,201	1,120	2,241	2,201